Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
Unaudited Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ 9,888	$ (10,925)	$ 36,668	[1]	$ 17,216	[1]
Other comprehensive income, net of tax	0	0	0		0
Comprehensive income	$ 9,888	$ (10,925)	$ 36,668		$ 17,216

[1]	Included in net income is interest paid amounting to $13.3 million and $12.6 million for the six months ended June 30, 2022 and 2021, respectively